Segmentation of key figures (Details 8) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure of operating segments [line items]
Net sales to third parties	$ 13,158	$ 12,242	$ 25,852	$ 23,781
QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%
Net sales, change in %, cc	5.00%
YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			9.00%
Net sales, change in %, cc			5.00%
US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,465	4,318	$ 8,537	8,333
US [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%
Net sales, change in %, cc	3.00%
US [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			2.00%
Net sales, change in %, cc			2.00%
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	$ 8,876	8,084	$ 17,274	15,602
Innovative Medicines | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	10.00%
Net sales, change in %, cc	8.00%
Innovative Medicines | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			11.00%
Net sales, change in %, cc			7.00%
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 6,828		$ 13,266
Innovative Medicines | Top 20 products [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%		13.00%
Net sales, change in %, cc	9.00%		9.00%
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,048		$ 4,008
Innovative Medicines | Rest of portfolio [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		4.00%
Net sales, change in %, cc	3.00%		0.00%
Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,433	3,074	$ 6,624	5,930
Innovative Medicines | Oncology [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	12.00%
Net sales, change in %, cc	10.00%
Innovative Medicines | Oncology [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			12.00%
Net sales, change in %, cc			8.00%
Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 488	463	$ 954	874
Innovative Medicines | Oncology [member] | Tasigna [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	4.00%
Innovative Medicines | Oncology [member] | Tasigna [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			9.00%
Net sales, change in %, cc			6.00%
Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 399	404	$ 799	789
Innovative Medicines | Oncology [member] | Sandostatin [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	(2.00%)
Innovative Medicines | Oncology [member] | Sandostatin [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			1.00%
Net sales, change in %, cc			(1.00%)
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 416	506	$ 808	1,050
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)
Net sales, change in %, cc	(20.00%)
Innovative Medicines | Oncology [member] | Gleevec/Glivec [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(23.00%)
Net sales, change in %, cc			(26.00%)
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 408	385	$ 783	729
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%
Net sales, change in %, cc	5.00%
Innovative Medicines | Oncology [member] | Afinitor/Votubia [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 284	216	$ 551	403
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	31.00%
Net sales, change in %, cc	28.00%
Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			37.00%
Net sales, change in %, cc			31.00%
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 289	267	$ 550	514
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Oncology [member] | Exjade/Jadenu [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			4.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 292	210	$ 549	385
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%
Net sales, change in %, cc	38.00%
Innovative Medicines | Oncology [member] | Promacta/Revolade [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			43.00%
Net sales, change in %, cc			39.00%
Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239	186	$ 473	348
Innovative Medicines | Oncology [member] | Jakavi [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%
Net sales, change in %, cc	24.00%
Innovative Medicines | Oncology [member] | Jakavi [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			36.00%
Net sales, change in %, cc			27.00%
Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 219	204	$ 433	382
Innovative Medicines | Oncology [member] | Votrient [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Oncology [member] | Votrient [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			13.00%
Net sales, change in %, cc			10.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 488		$ 954
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tasigna [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		9.00%
Net sales, change in %, cc	4.00%		6.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 399		$ 799
Innovative Medicines | Oncology [member] | Top 20 products [member] | Sandostatin [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)		1.00%
Net sales, change in %, cc	(2.00%)		(1.00%)
Innovative Medicines | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 416		$ 808
Innovative Medicines | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(18.00%)		(23.00%)
Net sales, change in %, cc	(20.00%)		(26.00%)
Innovative Medicines | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 408		$ 783
Innovative Medicines | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%		7.00%
Net sales, change in %, cc	5.00%		5.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 284		$ 551
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	31.00%		37.00%
Net sales, change in %, cc	28.00%		31.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 289		$ 550
Innovative Medicines | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		7.00%
Net sales, change in %, cc	6.00%		4.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 292		$ 549
Innovative Medicines | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	39.00%		43.00%
Net sales, change in %, cc	38.00%		39.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239		$ 473
Innovative Medicines | Oncology [member] | Top 20 products [member] | Jakavi [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	28.00%		36.00%
Net sales, change in %, cc	24.00%		27.00%
Innovative Medicines | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 219		$ 433
Innovative Medicines | Oncology [member] | Top 20 products [member] | Votrient [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		13.00%
Net sales, change in %, cc	6.00%		10.00%
Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,443	5,010	$ 10,650	9,672
Innovative Medicines | Pharmaceutical [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%
Net sales, change in %, cc	6.00%
Innovative Medicines | Pharmaceutical [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			10.00%
Net sales, change in %, cc			6.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,180	1,186	$ 2,337	2,333
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	(3.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			0.00%
Net sales, change in %, cc			(4.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 515	477	$ 1,035	922
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%
Net sales, change in %, cc	4.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			12.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 134	142	$ 258	290
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)
Net sales, change in %, cc	(7.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(11.00%)
Net sales, change in %, cc			(14.00%)
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 515		$ 1,035
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%		12.00%
Net sales, change in %, cc	4.00%		5.00%
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 134		$ 258
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(6.00%)		(11.00%)
Net sales, change in %, cc	(7.00%)		(14.00%)
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 889	864	$ 1,730	1,610
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%
Net sales, change in %, cc	1.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			4.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 866	837	$ 1,687	1,559
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%
Net sales, change in %, cc	1.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			8.00%
Net sales, change in %, cc			5.00%
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 866		$ 1,687
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	3.00%		8.00%
Net sales, change in %, cc	1.00%		5.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 449	393	$ 882	757
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	14.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			17.00%
Net sales, change in %, cc			8.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 261	226	$ 516	428
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%
Net sales, change in %, cc	12.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			21.00%
Net sales, change in %, cc			13.00%
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 261		$ 516
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	15.00%		21.00%
Net sales, change in %, cc	12.00%		13.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 245	113	$ 449	201
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	117.00%
Net sales, change in %, cc	111.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			123.00%
Net sales, change in %, cc			116.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239	110	$ 439	194
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	117.00%
Net sales, change in %, cc	113.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Entresto [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			126.00%
Net sales, change in %, cc			119.00%
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239		$ 439
Innovative Medicines | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	117.00%		126.00%
Net sales, change in %, cc	113.00%		119.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,847	1,865	$ 3,713	3,690
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(1.00%)
Net sales, change in %, cc	(2.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			1.00%
Net sales, change in %, cc			(3.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 332	310	$ 650	596
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%
Net sales, change in %, cc	7.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			9.00%
Net sales, change in %, cc			6.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 244	240	$ 509	482
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%
Net sales, change in %, cc	0.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			6.00%
Net sales, change in %, cc			2.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 250	239	$ 498	467
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%
Net sales, change in %, cc	2.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			7.00%
Net sales, change in %, cc			1.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 120	123	$ 235	238
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)
Net sales, change in %, cc	(6.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			(1.00%)
Net sales, change in %, cc			(6.00%)
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 332		$ 650
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	7.00%		9.00%
Net sales, change in %, cc	7.00%		6.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 244		$ 509
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	2.00%		6.00%
Net sales, change in %, cc	0.00%		2.00%
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 250		$ 498
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	5.00%		7.00%
Net sales, change in %, cc	2.00%		1.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 833	589	$ 1,539	1,081
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	41.00%
Net sales, change in %, cc	39.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			42.00%
Net sales, change in %, cc			38.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 701	490	$ 1,281	900
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	43.00%
Net sales, change in %, cc	40.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			42.00%
Net sales, change in %, cc			38.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 132	98	$ 258	180
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%
Net sales, change in %, cc	34.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			43.00%
Net sales, change in %, cc			40.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 701		$ 1,281
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	43.00%		42.00%
Net sales, change in %, cc	40.00%		38.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 132		$ 258
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	35.00%		43.00%
Net sales, change in %, cc	34.00%		40.00%
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 120		$ 235
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	(2.00%)		(1.00%)
Net sales, change in %, cc	(6.00%)		(6.00%)
Innovative Medicines | US [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 3,023	$ 2,786	$ 5,675	$ 5,267
Innovative Medicines | US [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %	9.00%
Net sales, change in %, cc	9.00%
Innovative Medicines | US [member] | YTD change [member]
Disclosure of operating segments [line items]
Net sales, change in %			8.00%
Net sales, change in %, cc			8.00%
Innovative Medicines | US [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 2,434		$ 4,579
Innovative Medicines | US [member] | Top 20 products [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	10.00%		10.00%
Innovative Medicines | US [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 589		$ 1,096
Innovative Medicines | US [member] | Rest of portfolio [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	4.00%		(1.00%)
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 219		$ 417
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Tasigna [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	6.00%		8.00%
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 208		$ 404
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	0.00%		(3.00%)
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 109		$ 219
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(39.00%)		(39.00%)
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 242		$ 454
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	15.00%		16.00%
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 115		$ 218
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	34.00%		37.00%
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 137		$ 253
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	5.00%		4.00%
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 147		$ 271
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	35.00%		36.00%
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 108		$ 212
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Votrient [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	1.00%		8.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 50		$ 98
Innovative Medicines | US [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	2.00%		(8.00%)
Innovative Medicines | US [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 468		$ 884
Innovative Medicines | US [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(2.00%)		4.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 129		$ 238
Innovative Medicines | US [member] | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	95.00%		93.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 20		$ 41
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(5.00%)		(7.00%)
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5		$ 9
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	0.00%		(44.00%)
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 409		$ 728
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	33.00%		29.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 61		$ 117
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	30.00%		31.00%
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 7		$ 16
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(30.00%)		(20.00%)
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 5,853		$ 11,599
Innovative Medicines | Rest of the world [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	7.00%		6.00%
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 4,394		$ 8,687
Innovative Medicines | Rest of the world [member] | Top 20 products [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	9.00%		8.00%
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 1,459		$ 2,912
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	2.00%		0.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 269		$ 537
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	2.00%		4.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 191		$ 395
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(4.00%)		1.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 307		$ 589
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(10.00%)		(20.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 166		$ 329
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(7.00%)		(8.00%)
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 169		$ 333
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	25.00%		26.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 152		$ 297
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	8.00%		4.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 145		$ 278
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	42.00%		43.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 239		$ 473
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	24.00%		27.00%
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 111		$ 221
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Votrient [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	11.00%		12.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 515		$ 1,035
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	4.00%		5.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 84		$ 160
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(13.00%)		(17.00%)
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 398		$ 803
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	6.00%		5.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 261		$ 516
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	12.00%		13.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 110		$ 201
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardio-Metabolic [member] | Top 20 products [member] | Entresto [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	145.00%		165.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 332		$ 650
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	7.00%		6.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 224		$ 468
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	0.00%		2.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 245		$ 489
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	2.00%		3.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 292		$ 553
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	53.00%		53.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 71		$ 141
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	38.00%		49.00%
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties	$ 113		$ 219
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member] | QoQ change [member]
Disclosure of operating segments [line items]
Net sales, change in %, cc	(5.00%)		(5.00%)